Annual Fund Operating Expenses - DWS Short-Term Municipal Bond Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	0.23%
Other expenses	0.26%	[1]
Total annual fund operating expenses	0.79%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.76%
Class T
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.34%	[1]
Total annual fund operating expenses	0.89%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.76%
Class C
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	0.99%
Other expenses	0.26%	[1]
Total annual fund operating expenses	1.55%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.51%
INST Class
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	none
Other expenses	0.25%	[1]
Total annual fund operating expenses	0.55%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.51%
Class S
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	none
Other expenses	0.35%	[1]
Total annual fund operating expenses	0.65%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.61%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.